Debt Obligations - Convertible Notes - Additional Information (Detail) - USD ($)	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
fair value of Conversion Feature		$ 220,000	$ 220,000
Embedded Put Option
Debt Instrument [Line Items]
fair value of Conversion Feature	$ 1,150,000		$ 0	$ 1,360,000
Unsecured Convertible Promissory Notes
Debt Instrument [Line Items]
Convertible notes, interest rate	10.00%
Gross proceeds from issuance of convertible notes	$ 3,846,000
Terms of Conversion Feature			The principal amount and accrued interest of the 2013 Convertible Notes automatically convert (the Conversion Feature) into subsequently issued equity securities if the Company issues equity securities in a transaction or series of related transactions that result in aggregate gross proceeds to the Company of at least $7,500,000 (a Qualified Financing).
Unsecured Convertible Promissory Notes | Minimum proceeds that triggers automatic conversion
Debt Instrument [Line Items]
Aggregate gross proceeds from equity			$ 7,500,000
Unsecured Convertible Promissory Notes | 2013 Warrants
Debt Instrument [Line Items]
Warrants issued				1,079,453